SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property Plant Equipment Estimated Useful Lives
Schedule of property plant equipment estimated useful lives
Computers, software, and office equipment	3 years
Furniture and fixtures	7 years

Computers, software, and office equipment	3 years
Furniture and fixtures	7 years